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JEREMY J. CLEMENS jeremy.clemens@dechert.com +1 617 728 7103 Direct +1 617 275 8371 Fax

February 3, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 593 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 593 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 594 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed solely for the purpose of adding disclosure regarding sales charge variations, waivers and discounts to the prospectus of the Goldman Sachs Balanced Strategy Portfolio, the Goldman Sachs Growth and Income Strategy Portfolio, the Goldman Sachs Growth Strategy Portfolio, the Goldman Sachs Equity Growth Strategy Portfolio, and the Goldman Sachs Satellite Strategies Portfolio (the “Portfolios”).

The Portfolios are existing series of the Registrant that currently offer Class A, Class C, Institutional, Service, Class IR, Class R, and Class R6 Shares. The Amendment is making no material changes to the Portfolios’ investment strategies, policies, or risks. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to the sales charge variations, waivers and discounts. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively. As Brenden Carroll, Chelsea Childs and I discussed telephonically with Mr. Asen Parachkevov on January 24, 2017, the Registrant also intends to request Rule 485(b)(1)(vii) relief to add the new disclosure for all series of the Trust and of Goldman Sachs Trust II that currently offer Class A and/or Class C Shares on or about April 7, 2017.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7103.

Sincerely,

/s/Jeremy J. Clemens
Jeremy J. Clemens